UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1701 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 07/05/2007
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total:  $147,578,000

List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	          Value	Shares/      Invstmt
Name of Issuer                       Class	CUSIP	 (x$1000)Prn Amt     Dscretn
------------------------            ------- --------	--------- ------     ------

ALBEMARLE CORP COM                 	COM   012653101	301	7817      	Sole
ALLIANT ENERGY CORP COM            	COM   018802108	332	8556      	Sole
AMB PROPERTY CORP COM              	COM   00163T109	224	4212      	Sole
AMERICAN EXPRESS CO CM             	COM   025816109	229	3743      	Sole
AMERICAN INTL GROUP INC COM        	COM   026874107	306	4368      	Sole
AMGEN INC COM                      	COM   031162100	202	3646      	Sole
ARROW ELECTRONIC INC COM           	COM   042735100	255	6626      	Sole
AT&T INC COM                       	COM   00206R102	404	9724.764  	Sole
BANK OF AMERICA CORP COM           	COM   060505104	330	6750.002  	Sole
BERKLEY W R CORP COM               	COM   084423102	322	9888      	Sole
BOB EVANS FARMS INC COM            	COM   096761101	270	7335      	Sole
BORG WARNER INC CM                 	COM   099724106	481	5587      	Sole
CADENCE DESIGN SYS INC COM         	COM   127387108	351	16003     	Sole
CATERPILLAR INC COM                	COM   149123101	234	2993      	Sole
CHARLES RIVER LABORATORIES INC     	COM   159864107	207	4016      	Sole
CHEVRON CORP COM                   	COM   166764100	231	2742.583  	Sole
CISCO SYSTEMS INC COM              	COM   17275R102	491	17640.5   	Sole
COLONIAL BANCGROUP CL A COMM       	COM   195493309	293	11723     	Sole
CONOCOPHILLIPS CORP COM            	COM   20825C104	744	9480      	Sole
COSTCO WHOLESALE CORPORATION C   	COM   22160K105	278	4759      	Sole
DANAHER CORP DEL COM               	COM   235851102	276	3661      	Sole
DCT INDUSTRIAL TRUST INC COM       	COM   233153105	134	12497     	Sole
DENTSPLY INTL INC COM              	COM   249030107	3464	90546.168 	Sole
DU PONT E I DE NEMOURS & CO CO     	COM   263534109	498	9792.52   	Sole
DUN & BRADSTREET COM               	COM   26483E100	402	3899      	Sole
EDWARDS AG INC COM                 	COM   281760108	514	6076      	Sole
ENSCO INTERNATIONAL INC COM        	COM   26874Q100	689	11293     	Sole
ENVIROKARE TECH INC COM            	COM   29404N209	11	20000     	Sole
EVEREST REINSURANCE HLDGS INC      	COM   G3223R108	352	3244      	Sole
EXXON MOBIL CORPORATION COM        	COM   30231G102	1187	14146     	Sole
FAIR ISAAC INC COM                 	COM   303250104	235	5860      	Sole
FOOT LOCKER INC COM                	COM   344849104	266	12198     	Sole
GENERAL ELECTRIC CO COM            	COM   369604103	795	20776.484 	Sole
HARRIS CORP DEL COM                	COM   413875105	356	6529      	Sole
HEALTH NET INC COM                 	COM   42222G108	242	4589      	Sole
HEWLETT PACKARD CO COM             	COM   428236103	211	4736      	Sole
HONEYWELL INTERNATIONAL INC CO     	COM   438516106	313	5557.89   	Sole
IDACORP INC COM                    	COM   451107106	292	9107      	Sole
INTEL CORP COM                     	COM   458140100	213	8958.382  	Sole
INTERSIL CORP CL-A COM             	COM   46069S109	227	7202      	Sole
JOHNSON + JOHNSON COM              	COM   478160104	285	4624      	Sole
JP MORGAN CHASE & CO COM           	COM   46625H100	208	4295      	Sole
JTS CORP DELISTED 8/4/05           	COM   465940104	0	11000     	Sole
LEHMAN BROS HLDGS INC COM          	COM   524908100	297	3918      	Sole
LINCOLN ELECTRIC HOLDINGS COM      	COM   533900106	349	4695      	Sole
LOWES COS INC COM                  	COM   548661107	216	7032      	Sole
LUVOO INTERNATIONAL INC NEW CO     	COM   55066K209	1	13333     	Sole
LYONDELL PETROCHEMICAL CO COM      	COM   552078107	562	15149     	Sole
MARTIN COLOR-FI INC DELISTED 3     	COM   573183100	0	55000     	Sole
MCDONALDS CORP COM                 	COM   580135101	330	6509      	Sole
MDU RES GROUP INC COM              	COM   552690109	322	11478     	Sole
MEMC ELECTRONICS MATERIALS COM     	COM   552715104	253	4144      	Sole
MICROSOFT CORP COM                 	COM   594918104	541	18362.298 	Sole
MOHAWK INDUSTRIES INC COM          	COM   608190104	430	4269      	Sole
NEWFIELD EXPLORATION CO COM        	COM   651290108	419	9207      	Sole
OLD REPUBLIC INTL CORP COM         	COM   680223104	364	17136     	Sole
ONEOK INC CM (NEW)                 	COM   682680103	512	10154     	Sole
PEPSICO INC CM                     	COM   713448108	264	4073.234  	Sole
PFIZER INC COM                     	COM   717081103	378	14773.499 	Sole
PPL CORPORATION COM                	COM   69351T106	633	13522.95  	Sole
PROCTER GAMBLE CO COM              	COM   742718109	465	7600      	Sole
PROTECTIVE LIFE CORP COM           	COM   743674103	323	6750      	Sole
QUESTAR CORP COM                   	COM   748356102	479	9060      	Sole
REPUBLIC SERVICES INC COM          	COM   760759100	332	10843.5   	Sole
RPM INTERNATIONAL INC COM          	COM   749685103	327	14136     	Sole
SIRIUS SATELLITE RADIO INC COM     	COM   82966U103	42	14000     	Sole
SMITHFIELD FOODS INC COM           	COM   832248108	277	9001      	Sole
SONOCO PRODS CO COM                	COM   835495102	283	6613      	Sole
SOUTHERN CO COM                    	COM   842587107	231	6737      	Sole
SPX CORP COM                       	COM   784635104	232	2641      	Sole
TARGET CORP COM                    	COM   87612E106	480	7552      	Sole
TELEPHONE & DATA SYS INC COM       	COM   879433100	308	4918      	Sole
THE HANOVER INSURANCE GROUP CO     	COM   410867105	358	7335      	Sole
THOMAS & BETTS CORP COM            	COM   884315102	443	7642      	Sole
TIDEWATER INC COM                  	COM   886423102	205	2892      	Sole
TIMKEN CO COM                      	COM   887389104	323	8933      	Sole
UNITED RENTALS CV COM              	COM   911363109	303	9298      	Sole
VERIZON COMMUNICATIONS COM         	COM   92343V104	386	9373.835  	Sole
VISHAY INTERTECHNOLOGY INC COM     	COM   928298108	284	17925     	Sole
WARNACO GROUP INC CL A             	COM   934390105	0	22000     	Sole
WELLS FARGO COMPANY COM            	COM   949746101	369	10484     	Sole
WILMINGTON TR CORP COM             	COM   971807102	396	9547      	Sole
ISHARES DJ US HEALTHCARE SECTO     	      464287762	6557	94287.184 	Sole
ISHARES MSCI EAFE INDEX FUND       	      464287465	17399	215419.169	Sole
ISHARES MSCI EMERGING MKTS         	      464287234	6077	46162.885 	Sole
ISHARES S&P 500 GROWTH INDEX F     	      464287309	11690	170203.422	Sole
ISHARES S&P 500 INDEX              	      464287200	226	1498.737  	Sole
ISHARES S&P 500 VALUE INDEX FU     	      464287408	15835	193817.922	Sole
ISHARES S&P MDCP 400 VALUE FD      	      464287705	8565	98891.749 	Sole
ISHARES S&P MIDCAP 400 GROWTH      	      464287606	4925	54632.851 	Sole
ISHARES S&P SMALLCAP 600 GROWT     	      464287887	9690	68512.564 	Sole
ISHARES S&P SMALLCAP 600 VALUE     	      464287879	8638	108796.472	Sole
BLACKROCK FDS INTL OPPORTY FD      	      091929109	6511	134294.2  	Sole
DWS GLB/INTL FDS INC GLOBAL TH     	      233379759	3646	98630.64  	Sole
Frank Russell Short Term Gov.      	      		210	6071.99   	Sole
Frank Russell Small Cap Equity     	      		426	3130.12   	Sole
RAINIER INV MGMT MUT FD MID CA     	      750869885	3322	76943.87  	Sole
RAINIER INV MGMT MUT FD SM MID     	      750869604	2621	59231.22  	Sole
RAINIER INV MGMT MUT FD SMALL      	      750869208	687	15741.83  	Sole
ROWE T PRICE MID-CAP GROWTH CO     	      779556109	1262	20418.2   	Sole
ROYCE FD LOW PRICED                	      780905808	326	17591.15  	Sole
SELECTED AMERN SHS INC COM         	      816221105	493	9976.79   	Sole
SELECTED AMERN SHS INC DAVIS S     	      816221204	2755	55701.12  	Sole
STRATTON FDS INC SMALL-CAP YLD     	      863137105	4143	79969.81  	Sole
UMB SCOUT FDS INTL FD              	      904199403	1201	33054.23  	Sole
REPORT SUMMARY                105   DATA RECORDS	147578